NOTE 13 - RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Allowance for Loan and Lease Losses, Write-offs				$ 10,148
Proceeds from Collection of (Payments to Fund) Long-Term Loans to Related Parties	$ 300			700		$ 226
Due from Related Parties				326,324	$ 424,086
Repayments of Related Party Debt						$ 90,787
Due to Related Parties, Current				26,613	26,613
Management Fee Expense		$ 144,000	$ 558,000	576,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value				107,600	1,037,568
Financial Guarantee Insurance Contracts, Risk Management Activities, Mitigating Claim Liabilities, Accrued Liabilities	$ 104,628			79,628	92,229
C E O [Member]
Related Party Transaction [Line Items]
Increase (Decrease) in Notes Receivable, Related Parties				220,674
Increase (Decrease) in Due to Officers and Stockholders				8,004
Related Party One [Member]
Related Party Transaction [Line Items]
Increase (Decrease) in Notes Receivable, Related Parties				1,000	220,674
Proceeds from Collection of (Payments to Fund) Long-Term Loans to Related Parties				700	226
C E O And C F O [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt				$ 0	$ 90,787